EQUITY - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2021 Year $ / shares	Dec. 31, 2020 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%	0.00%
Share price	$ 10.02
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 1.6
Expected life of share options | Year	3	2.77
Volatility	80.61%	74.80%
Annual risk-free rate	0.52%	0.25%
Share price		$ 1.48
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 10.12	$ 8.56
Expected life of share options | Year	4.5	9
Volatility	83.68%	80.39%
Annual risk-free rate	0.77%	0.37%
Share price		$ 8.56